Consolidated Balance Sheets (Q3) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 10,782			$ 19,173	$ 21,336			$ 35,628
Restricted cash					153			153
Accounts receivable	23			928				1,298
Prepaid expenses and other current assets	641			742				1,068
Total current assets	11,446			20,843				38,147
Property and equipment, net				1,158				235
Operating lease right-of-use asset				10,309				710
Long-term restricted cash	10			1,472	1,472			1,472
Other long-term assets	54			176				389
Total assets	11,510			33,958				40,953
Current liabilities:
Accounts payable	373			1,915				1,188
Accrued expenses and other current liabilities	217			947				1,638
Operating lease liability				429				857
Deferred revenue				618				1,339
Total current liabilities	590			3,909				5,022
Deferred revenue, net of current portion				3,727				4,822
Operating lease liability, net of current portion				8,327
Total liabilities	590			15,963				9,844
Commitments and contingencies (Note 10)
Stockholders' equity:
Preferred Stock, $0.0001 par value - 500,000 shares authorized; 6,746 shares designated Series A convertible preferred stock; no shares issued and outstanding at September 30, 2024 and December 31, 2023
Common stock, $0.0001 par value - 200,000,000 shares authorized; 3,652,285 shares issued and outstanding at September 30, 2024 and December 31, 2023
Additional paid-in capital	306,090			305,592				304,585
Accumulated deficit	(295,170)			(287,597)				(273,476)
Total stockholders' equity	10,920	$ 13,310	$ 19,018	17,995	$ 19,881	$ 23,449	$ 27,010	31,109	$ 47,449
Total liabilities and stockholders' equity	$ 11,510			$ 33,958				$ 40,953